SIGNIFICANT ACCOUNTING POLICES (Disclosure of subsidiaries) (Details)	12 Months Ended
Dec. 31, 2022
Minera Bateas S.A.C. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Minera Bateas S.A.C. ("Bateas")
Principal place of business of subsidiary	Peru
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Caylloma Mine
Compania Minera Cuzcatlan S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Compania Minera Cuzcatlan S.A. de C.V. ("Cuzcatlan")
Principal place of business of subsidiary	Mexico
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	San Jose Mine
Mansfield Minera S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Mansfield Minera S.A. ("Mansfield")
Principal place of business of subsidiary	Argentina
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Lindero Mine
Roxgold SANU S.A. ("Sanu") [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Roxgold SANU S.A. (“Sanu”)
Principal place of business of subsidiary	Burkina Faso
Proportion of ownership interest in subsidiary	90.00%
Principal activity of subsidiary	Yaramoko Mine
Roxgold SANGO S.A. ("Sango") [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Roxgold SANGO S.A. (“Sango”)
Principal place of business of subsidiary	Côte d’Ivoire
Proportion of ownership interest in subsidiary	90.00%
Principal activity of subsidiary	Séguéla Project
Roxgold Inc. [Member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Holding
Description of functional currency	CAD
FR Gold Mining Inc. [Member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Holding
Description of functional currency	CAD
Fortuna Silver Mines Australia Pty Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Australia
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Corporate
Description of functional currency	AUD
LGL Exploration Cte d'Ivoire SA [Member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Côte d’Ivoire
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Exploration
Description of functional currency	XOF
LGL Resources Cte d'Ivoire SA [Member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Côte d’Ivoire
Proportion of ownership interest in subsidiary	100.00%
Principal activity of subsidiary	Exploration
Description of functional currency	XOF